SHARE CAPITAL - Narrative (Details)											3 Months Ended	12 Months Ended
	Oct. 01, 2025 CAD ($) $ / shares	Sep. 04, 2025 CAD ($)	Sep. 04, 2025 $ / shares	May 08, 2025 CAD ($) $ / shares shares	Mar. 14, 2025	Mar. 07, 2025 CAD ($) $ / shares shares	Mar. 06, 2025 $ / shares shares	Feb. 26, 2025 CAD ($) $ / shares shares	Dec. 19, 2024 CAD ($) $ / shares shares	Aug. 30, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Sep. 04, 2026 shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares
SHARE CAPITAL
Gross proceeds from private placement offering | $													$ 125,500,000	$ 125,500,000
Net proceeds from private placement offering | $													93,783,427	3,758,298
Stock consolidation ratio					10
Share issuance costs | $													1,244,875	59,299
Deferred share issuance costs | $														$ 417,101
Share Capital
SHARE CAPITAL
Shares issued under private placement													4,266,666	3,640,003
Bonus share issuance to lender													1,045,000
Conversion of subscription receipts													9,000,035
Share issuance costs | $													$ 1,244,875	$ 59,299
Share Capital | Nussir ASA (“Nussir”)
SHARE CAPITAL
Non-controlling interests acquisition													24,168,149
Share Capital | Nye Sulitjelma Gruver SA (“NSG”)
SHARE CAPITAL
Subsidiary acquisition													5,608,000
Share Capital | Repparfjord Eiendom AS (“REAS”)
SHARE CAPITAL
Subsidiary acquisition													4,210,000
Common shares
SHARE CAPITAL
Number of shares issued											0		0
Common shares | Share Capital
SHARE CAPITAL
Shares issued under private placement				376,833		1,750,000		47,660		2,640,000	26,220,000	2,092,173	30,486,666	2,640,000
Weighted Average Share Price, Shares issued under private placement | (per share)	$ 3.3		$ 3.3	$ 3		$ 3		$ 3		$ 0.35			$ 3.15	$ 0.35
Gross proceeds from private placement offering | $	$ 86,526,000	$ 6,897,000		$ 1,130,499		$ 5,250,000		$ 142,980	$ 3	$ 924,000
Net proceeds from private placement offering | $	$ 81,198,840
Bonus share issuance to lender												1,045,000	1,045,000
Cash consideration as part of the financing arrangement | $		$ 0
Number of subscription receipts								9,000,028
Conversion of subscription receipts								9,000,035					9,000,035
Stock consolidation ratio								10.1
Unit Shares issued under Concurrent Offering									1,000,003					1,000,003
Weighted Average Share Price, Unit Shares issued under Concurrent Offering | $ / shares									$ 30					$ 3
Amount held in escrow | $									$ 27
Number of subscription units									9
Share issuance costs | $									$ 44,679
Deferred share issuance costs | $									$ 417,101
Common shares | Share Capital | Nussir ASA (“Nussir”)
SHARE CAPITAL
Non-controlling interests acquisition								24,168,149					24,168,149
Weighted Average Share Price, Non-controlling interests acquisition | $ / shares								$ 3.55					$ 3.55
Common shares | Share Capital | Nye Sulitjelma Gruver SA (“NSG”)
SHARE CAPITAL
Subsidiary acquisition								5,608,000					5,608,000
Weighted Average Share Price, Subsidiary acquisition | $ / shares													$ 3.55
Weighted Average Share Price, Shares issued under private placement | $ / shares								$ 3.55
Common shares | Share Capital | Repparfjord Eiendom AS (“REAS”)
SHARE CAPITAL
Subsidiary acquisition							4,210,000						4,210,000
Weighted Average Share Price, Non-controlling interests acquisition | $ / shares							$ 3.55
Weighted Average Share Price, Subsidiary acquisition | $ / shares													$ 3.55
Class “A” preferred shares
SHARE CAPITAL
Par value per share | $ / shares											$ 10		$ 10